Document and Entity Information	3 Months Ended
Mar. 31, 2021
Document and Entity Information
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	Skillsoft Corp.
Entity Central Index Key	0001774675
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	false